INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Disclosure Text Block [Abstract]
Amortization	$ 244,473	$ 38,200
Goodwill	$ 187,000		$ 187,000